UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number            811-05557

Prospect Street High Income Portfolio, Inc.

(Exact name of Registrant as specified in charter)

13455 Noel Road, Suite 1300
Dallas, Texas 75240
(Address of principal executive offices)

James D. Dondero
Highland Capital Management, L.P.
13455 Noel Road, Suite 1300
Dallas, Texas 75240

Copies to:
Stuart H. Coleman, Esq.
Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, New York 10038
(Name and address of agent for service)

Registrant’s telephone number, including area code:            (877) 532-2834

Date of fiscal year end:            10/31/2003

Date of reporting period:            04/30/2004

FORM N-CSRS

Item 1. Reports to Stockholders.

Prospect Street High Income Portfolio, Inc.
13455 Noel Road, Suite 1300
Dallas, TX 75240

PHYMC-2QR-0404

Prospect Street®

High Income Portfolio, Inc.

Semi-Annual Report

April 30, 2004

Contents

2	Letter to Shareholders
3	Schedule of Investments
9	Statement of Assets and Liabilities
10	Statement of Operations
11	Statement of Cash Flows
12	Statements of Changes in Net Assets
13	Financial Highlights
14	Information Regarding Senior Securities
15	Notes to Financial Statements

This report has been prepared for the information of shareholders of Prospect Street High Income Portfolio, Inc.

June 4, 2004

Letter to Shareholders

Dear Shareholders:

      We are pleased to provide you with our report for the six months ended April 30, 2004. On April 30, 2004, the net asset value of the Fund was $2.95 per share, as compared to $2.61 on October 31, 2003. On April 30, 2004, the closing market price of the Fund’s shares on the New York Stock Exchange was $2.86 per share, as compared to $2.96 on October 31, 2003. During the six months ended April 30, 2004, the Fund distributed to common stock shareholders $0.165 per share, including potential returns of capital.

The Fund’s Investments:

   The total return on the Fund’s per share market price, assuming reinvestment of dividends, for the six months ended April 30, 2004, including any potential returns of capital, was 1.78%. The total return on the Fund’s net assets, including any potential returns of capital, was 15.92% for the six months ended April 30, 2004. The variation in total returns is attributable to the decrease in the market price of the Fund’s shares of (3.38%) relative to a increase in the net asset value of the Fund’s shares of 13.03% during the period.

Dividend Declaration:

   On May 11, 2004, the Board of Directors declared a dividend of $0.0275 per common share, payable on the last day of business for the month of May 2004.

Respectfully submitted,

James Dondero
President

Mark Okada
Executive Vice President

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.

Schedule of Investments (Unaudited)
April 30, 2004

Fixed Income — 113.45%(a)

		Ratings

Principal			Standard &	Value
Amount	Description	Moody’s	Poor’s	(Note 1a)

	Canada — 12.50%
$9,814,599	Uniforet Inc 9.00% 3/15/2009^	NR	NR	$6,386,520
6,543,066	Uniforet Inc 7.50% 9/15/2008*^	NR	NR	4,209,998

				10,596,518

	Total Investment — Canada			10,596,518

	Automobile — 1.29%
1,000,000	Tenneco Automotive Inc 11.63% 10/15/2009	CAA1	CCC+	1,095,000

				1,095,000

	Beverage, Food and Tobacco — 6.94%
1,000,000	Commonwealth Brands Inc 8.74% 4/15/2008(b)	NR	B-	1,045,000
2,000,000	Merisant Co 9.50% 7/15/2013(b)	B3	B-	2,110,000
750,000	National Beef Packing Co LLC 10.50% 8/1/2011(b)	B2	B	806,250
2,000,000	New World Restaurant Group Inc 13.00% 7/1/2008(b)	B3	CCC+	1,920,000

				5,881,250

	Buildings and Real Estate — 1.49%
1,500,000	AA/Ft Worth HQ Financial Trust 8.00% 10/5/2010(b)	NR	BBB-	1,213,080
5,000,000	Kevco Inc 10.38% 12/1/2007*	NR	D	50,000

				1,263,080

	Cable And Other Pay Television Services — 5.92%
1,000,000	Charter Communications Hldgs 10.75% 10/1/2009	CA	CCC-	877,500
1,000,000	Comcast UK Cable Partners Ltd 11.20% 11/15/2007	CAA2	C	1,002,500
1,750,000	CSC Holdings Inc 8.13% 7/15/2009	B1	BB-	1,868,125
750,933	Innova S De R L 12.88% 4/1/2007	B2	B+	750,933
500,000	NTL Cable PLC 8.75% 4/15/2014(b)	B3	B-	516,250

				5,015,308

	Chemicals, Plastics and Rubber — 3.93%
2,000,000	Huntsman Advanced Materials LLC 11.00% 7/15/2010(b)	B2	B	2,270,000
500,000	Kraton Polymers LLC 8.13% 1/15/2014(b)	B3	B	532,500
500,000	Rockwood Specialties Group Inc 10.63% 5/15/2011(b)	B3	B-	532,500

				3,335,000

	Containers, Packaging and Glass — 6.50%
2,000,000	Constar Intl Inc 11.00% 12/1/2012	CAA1	B	1,880,000
2,000,000	Pliant Corp 0.00% 6/15/2009(b)	B3	B	1,670,000
1,000,000	Sea Containers Ltd 10.50% 5/15/2012	B3	B	973,690
1,000,000	Tekni Plex Inc 8.75% 11/15/2013(b)	B2	B-	985,000

				5,508,690

See accompanying notes.

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
Schedule of Investments (Unaudited) (continued)
April 30, 2004

Fixed Income (continued)

		Ratings

Principal			Standard &	Value
Amount	Description	Moody’s	Poor’s	(Note 1a)

	Diversified Natural Resources, Precious Metals and Minerals — 1.18%
$1,000,000	Port Townsend Paper Corp 11.00% 4/15/2011	B3	B	$1,002,500

				1,002,500

	Diversified/Conglomerate Manufacturing — 0.66%
500,000	Jacuzzi Brands Inc 9.63% 7/1/2010(b)	B3	B	560,000
2,000,000	Moll Industries Inc 10.50% 7/1/2008*^	CAA3	NR	0

				560,000

	Diversified/Conglomerate Service — 2.38%
2,000,000	Hydrochemical Industrial Services Inc. 10.38% 8/1/2007	CAA1	B-	2,015,000

				2,015,000

	Electronics — 6.02%
2,000,000	Danka Business Sys PLC 11.00% 6/15/2010(b)	B2	B+	2,040,000
2,000,000	Instron Corp 13.25% 9/15/2009	NR	CCC+	2,040,000
1,000,000	Wii Components Inc 10.00% 2/15/2012(b)	B2	B-	1,020,000

				5,100,000

	Farming and Agricultural — 0.67%
500,000	United Agri Products Inc 8.25% 12/15/2011(b)	B3	B	566,250

				566,250

	Finance — 2.55%
2,000,000	H&E Equip Svcs LLC 11.13% 6/15/2012	B3	B-	2,160,000

				2,160,000

	Healthcare, Education and Childcare — 9.32%
2,000,000	Amscan Holdings Inc 8.75% 5/1/2014(b)	B3	B-	2,030,000
5,010,000	La Petite Academy Inc 10.00% 5/15/2008	CA	CC	3,807,600
2,000,000	Radiologix Inc 10.50% 12/15/2008	B2	B	2,060,000

				7,897,600

	Home and Office Furnishings, Housewares, and Durable Consumer — 7.41%
1,500,000	American Achievement Corp 8.25% 4/1/2012(b)	B3	B-	1,530,000
2,000,000	O’Sullivan Industries 13.38% 10/15/2009	CA	CCC	1,000,000
2,000,000	Salton Inc 12.25% 4/15/2008	CAA2	CCC+	1,800,000
2,000,000	Sealy Mattress Co 8.25% 6/15/2014(b)	CAA1	B-	1,950,000

				6,280,000

See accompanying notes.

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
Schedule of Investments (Unaudited) (continued)
April 30, 2004

Fixed Income (continued)

		Ratings

Principal			Standard &	Value
Amount	Description	Moody’s	Poor’s	(Note 1a)

	Hotels, Motels, Inns, and Gaming — 9.86%
$1,000,000	Boyd Gaming Corp 6.75% 4/15/2014(b)	B1	B+	$985,000
4,000,000	Epic Resorts Llc 13.00% 6/15/2005*	NR	NR	560,000
3,000,000	Herbst Gaming Inc 10.75% 9/1/2008	B2	B	3,375,000
1,000,000	Majestic Star Casino LLC 9.50% 10/15/2010(b)	B2	B	1,047,500
1,000,000	Penn National Gaming Inc 8.88% 3/15/2010	B2	B	1,087,500
2,000,000	Windsor Woodmont Black Hawk 13.00% 3/15/2005*^	NA	NR	1,305,000

				8,360,000

	Leisure, Amusement, Entertainment — 0.58%
500,000	Vail Resorts Inc 6.75% 2/15/2014(b)	B2	B	490,000

				490,000

	Machinery (Non-Agriculture, Non-Construction, Non-Electronic) — 1.81%
1,500,000	Alliance Laundry Systems LLC 9.63% 5/1/2008	B3	CCC+	1,530,000

				1,530,000

	Mining, Steel, Iron and Nonprecious Metals — 1.89%
1,500,000	IMCO Recycling Inc 10.38% 10/15/2010(b)	B3	B-	1,601,250

				1,601,250

	Oil and Gas — 1.96%
2,000,000	Tesoro Petroleum Corporation 7.47% 7/17/2012	NR	NR	1,660,000

				1,660,000

	Personal Transportation — 6.72%
600,000	ATA Holdings Corp 13.00% 2/1/2009(b)	CA	CC	522,750
1,000,000	Continental Airlines Inc 7.88% 7/2/2018	BA3	BBB	988,080
2,000,000	Continental Airlines Pass Thru 7.57% 12/1/2006	B3	B	1,682,591
3,000,000	Northwest Airlines Corp 9.88% 3/15/2007	CAA1	B-	2,505,000

				5,698,421

	Printing and Publishing — 1.29%
1,000,000	Dex Media West LLC 9.88% 8/15/2013(b)	CAA1	B	1,095,000

				1,095,000

	Retail Stores — 1.59%
1,921,102	Wickes Inc 11.63% 7/29/2005	NR	NR	1,344,771

				1,344,771

	Structured Finance Obligations — 0.00%
4,000,000	DLJ CBO 11.96% 4/15/2011*^	NR	NR	0

				0

See accompanying notes.

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
Schedule of Investments (Unaudited) (continued)
April 30, 2004

Fixed Income (continued)

		Ratings

Principal			Standard &	Value
Amount	Description	Moody’s	Poor’s	(Note 1a)

	Telecommunications — 8.73%
$1,000,000	Alamosa Inc 8.50% 1/31/2012(b)	CAA1	CCC	$967,500
4,000,000	BTI Telecom Corp 10.50% 9/15/2007^	NR	NR	2,000,000
2,000,000	Grande Communications Holdings 14.00% 4/1/2011	CAA2	CCC+	1,920,000
1,000,000	Millicom Intl Cellular S A 10.00% 12/1/2013(b)	B3	B-	1,025,000
750,000	Primus Telecommunications Holding 8.00% 1/15/2014(b)	B3	CCC	690,000
250,000	Rural Cellular Corp 8.25% 3/15/2012(b)	B2	B-	258,125
725,000	SBA Communications Corp 9.75% 12/15/2011(b)	CAA1	CCC-	536,500

				7,397,125

	Utilities — 10.27%
3,000,000	Mission Energy Holding Co. 13.50% 7/15/2008	CAA2	CCC	3,292,500
1,116,250	NRG Energy Inc 5.50% 3/23/2010	B2	B+	1,110,669
625,000	NRG Energy Inc 1.00% 6/23/2010	B2	B+	621,875
1,500,000	NRG Energy Inc 8.00% 12/15/2013	B2	B+	1,511,250
2,000,000	Reliant Resources Inc 9.50% 7/15/2013(b)	B1	B	2,170,000

				8,706,294

	Total Fixed Income (cost $101,215,451)			96,159,057

See accompanying notes.

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
Schedule of Investments (Unaudited) (continued)
April 30, 2004

Common Stock — 22.61%

		Value
Units	Description	(Note 1a)

555,258	Altiva Financial Corp*	$1,665
2,012,580	American Banknote Corp*	543,397
44,009	Genesis Healthcare Corp*	1,029,371
812,070	ICO Global Communications Holding*	893,277
1,155,224	Motient Corp*	10,570,300
264,656	Neighborcare Inc*	6,124,140

	Total Common Stock (cost $28,879,086)	19,162,150

Preferred Stock — 0.00%

Units	Description

95,000	Commodore Separation Tech*	$950
1,962	O’Sullivan Industries*(caret)	0

	Total Preferred Stock (cost $1,038,314)	950

See accompanying notes.

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
Schedule of Investments (Unaudited) (continued)
April 30, 2004

Warrants — 0.23%

		Value
Units	Description	(Note 1a)

5,342	Chesapeake Energy Corp 9/1/2004*^	$0
3,000	Epic Resorts LLC 6/15/2005*(b)^	0
203,976	ICO Global Communications Holding 5/16/2006*	3,060
2,000	Loral Orion Network Systems Inc 1/15/2007*	20
57,276	Loral Space + Communications 12/27/2006*	573
12,411	Motient Corp 5/1/2004*	12
2,259	New World Restaurant Group Inc 6/20/2006*^	0
6,900	Orbital Imaging Corp 3/1/2005*(b)	3,450
5,000	O’Sullivan Industries 10/15/2009*^	0
1,000	Windsor Woodmont Black Hawk 3/15/2010*(b)^	0
5,000	Xm Satellite Radio Inc 3/3/2010*	187,500

	Total Warrants (cost $8,855,690)	194,615

	Total Common Stock, Preferred Stock, and Warrants (cost $38,773,090)	19,357,715

	Total Investments in Securities — 136.29% (cost $139,988,541)	115,516,772

	Other Assets Less Liabilities — 10.90%	9,240,513

	Preferred Stock — (47.19%)	(40,000,000)

	Net Assets Applicable to Common Stock — 100% (Note 9)	$84,757,285

(a)	Percentages are based on net assets applicable to common stock.

(b)	Rule 144A security — Private placement securities issued under Rule 144A are exempt from registration requirement of the Securities Act of 1933. These securities generally are issued to qualified institutional buyers, such as the Fund and any resale by the Fund must be exempt transactions, normally to other qualified institutional investors. As April 30, 2004, the market value of these securities aggregated $34,688,905 or 40.93% of net assets applicable to common stock.

   “NR” denotes not rated

*	Non income producing security company.

^	Fair value priced by the Board of Directors. See footnote 2.

See accompanying notes.

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.

Statement of Assets and Liabilities (Unaudited)
April 30, 2004

Assets:
Investments in securities at value ($139,988,541 at cost; see Schedule of Investments and Note 2)	$115,516,772
Cash	8,196,364
Interest receivable	2,107,780
Receivable for investments sold	498,750
Other	107,007

Total Assets	$126,426,673

Liabilities:
Payables:
Investment advisory, management and service fees payable	$76,364
Director fees payable	10,000
Payable for investments purchased	1,465,245
Other accounts payable	117,779

Total Liabilities	$1,669,388

Preferred Stock:
Preferred stock, $.01 par value ($40,000,000 liquidation preference) Authorized — 1,000,000 shares Issued and outstanding — 1,600 Series W shares	$40,000,000

Total Preferred Stock	$40,000,000

Net Assets Applicable to Common Stock:
Common stock, $.03 par value — Authorized — 100,000,000 shares Issued and outstanding — 28,742,574 shares	$862,277
Capital in excess of par value	274,032,341
Undistributed Net Investment Income	1,004,510
Accumulated net realized loss from security transactions	(166,670,074)
Net unrealized depreciation on investments	(24,471,769)

Net Assets Applicable to Common Stock	$84,757,285

Net asset value per common share outstanding	$2.95

See accompanying notes.

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.

Statement of Operations (Unaudited)
For the six months ended April 30, 2004

Investment Income:
Interest income		$4,553,889
Accretion of bond discount		1,183,171
Miscellaneous income		138,933

Total Investment Income		$5,875,993

Expenses:
Investment advisory fees (Note 3)	$387,909
Custodian and transfer agent fees	56,270
Insurance expense	95,349
Legal fees	135,002
Professional fees	68,121
Director fees	58,630
Printing and postage expense	29,823
Preferred shares broker expense	50,752
Registration Fees	21,267
Miscellaneous expense	3,439

Total Expenses		$906,562

Net Investment Income		$4,969,431

Realized and unrealized gain/(loss) on investments:
Net realized loss on investments sold		$(10,024,801)
Net change in unrealized depreciation on investments (Note 2)		19,583,267

Net realized and unrealized gain/(loss) on investments		$9,558,466

Distributions to Preferred Stockholders		$(225,216)

Net change in net assets resulting from operations		$14,302,681

See accompanying notes.

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.

Statement of Cash Flows (Unaudited)
For the six months ended April 30, 2004

Cash Flows From Operating Activities:
Interest received	$4,851,342
Operating expenses paid	(1,131,824)
Purchase of portfolio securities	(80,900,040)
Sales and maturities of portfolio securities	78,240,806

Net cash provided by operating activities	$1,060,284

Cash Flows From Financing Activities:
Preferred share dividend payment	$(225,216)
Common stock distributions paid from net investment income	(4,704,808)
Shares issued to common stockholders as part of new share issuance (Note 9)	369,996
Shares issued to common stockholders for reinvestment of dividends	676,231

Net cash used in financing activities	$(3,883,797)

Net change in cash	$(2,823,513)
Cash, beginning of period	11,019,877

Cash, end of period	$8,196,364

Reconciliation of net change in net assets resulting from operations to net cash used by operating activities:
Net change in net assets resulting from operations	$14,302,681
Interest on preferred shares classified as financing Activities	225,216
Change in interest receivable	158,521
Change in investments	(2,659,234)
Change in prepaids	(46,237)
Change in accrued expenses	(179,026)
Net realized loss on investments	10,024,801
Net change in unrealized depreciation on investments	(19,583,267)
Accretion of bond discount	(1,183,171)

Net cash provided by operating activities	$1,060,284

See accompanying notes.

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.

Statements of Changes in Net Assets

	Six Months
	Ended
	April 30,	Year Ended
	2004	October 31,
	(Unaudited)	2003

From Operations:
Net investment income	$4,969,431	$10,478,534
Net realized loss on investments sold	(10,024,801)	(26,672,562)
Net change in unrealized depreciation on investments	19,583,267	49,363,349
Distributions to preferred stockholders	(225,216)	(587,590)

Net change in net assets resulting from operations	$14,302,681	$32,581,731

From Fund Share Transactions (Note 9):
Shares issued (460,962 and 548,724, respectively) to common stockholders for reinvestment of dividends	$1,046,227	$1,275,228

Net increase in net assets resulting from fund share transactions	$1,046,227	$1,275,228

From Distributions to Stockholders:
Common distributions from net investment income	$(4,704,808)	$(8,925,842)
Tax return of capital	0	0

Net decrease in net assets resulting from distributions	$(4,704,808)	$(8,925,842)

Total increase in net assets	$10,644,100	$24,931,117
Net Assets Applicable to Common Stock:
Beginning of period	74,113,185	49,182,068

End of period (including undistributed net investment income of $1,004,510 and $965,102, respectively)	$84,757,285	$74,113,185

See accompanying notes.

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.

Financial Highlights
Selected per share data and ratios
For each share of common stock outstanding throughout the periods presented

	Six Months
	Ended
	April 30,	For the Years Ended October 31, (b)
	2004
	(Unaudited)	2003	2002	2001	2000	1999

Net asset value, beginning of period	$2.61	$1.77	$3.12	$5.30	$6.98	$7.97

Net investment income#	$0.17	$0.37	$0.46	$0.74	$1.12	$1.08 #
Net realized and unrealized gain (loss) on investments#	$0.35	$0.81	$(0.95)	$(1.96)	$(1.77)	$(1.00)#
Distributions to preferred stockholders(f)	$(0.01)	$(0.02)	$(0.05)	$(0.07)	—	—

Total from investment operations	$.51	$1.16	$(0.54)	$(1.29)	$(0.65)	$0.08
Distributions:
Distributions from accumulated net investment income:
To common stockholders(e)	$(0.17)	$(0.32)	$(0.42)	$(0.76)	$(1.03)	$(1.25)
Distributions to common stockholders from paid in capital†	—	—	(0.39)	(0.14)	—	(0.01)

Total distributions	$(0.17)	$(0.32)	$(0.81)	$(0.90)	$(1.03)	$(1.26)

Effect of common stock issue	$—	$—	$—	$0.06	—	—
Effect of related expenses from equity and rights Offerings	—	—	—	$(0.05)	—	$0.19

Net asset value, end of period	$2.95	$2.61	$1.77	$3.12	$5.30	$6.98

Per share market value, end of period	$2.86	$2.96	$2.02	$4.24	$5.69	$7.94

Total investment return(c)(g)	1.78%	66.45%	(42.19% )	(9.82% )	(8.31% )	11.78%

Net assets, end of period(a)	$84,757	$74,113	$49,182	$86,048	$142,924	$186,167

Ratio of operating expenses to average net assets, applicable to common stock(d)	1.14%	4.07%	3.22%	3.75%	4.46%	2.67%
Ratio of net investment income to average net assets, applicable to common stock(d)	6.27%	16.60%	15.99%	20.06%	17.59%	13.72%
Portfolio turnover rate(g)	62.58%	111.35%	96.89%	73.63%	104.99%	126.45%

(a)	Dollars in thousands
(b)	As of January 21, 2000, the Fund entered into a new advisory agreement with Highland Capital Management, L.P. For periods prior to that date, the Fund was advised by a different investment advisor.
(c)	Total investment return based on market value may result in substantially different returns than investment return based on net asset value, because market value can be significantly greater or less than the net asset value. Total investment return calculation assumes reinvestment of dividends, and does not contemplate any over distribution.
(d)	Ratios do not reflect the effect of dividend payments to preferred stockholders.
(e)	Presentation has been changed from prior financial reports filed by the Fund due to the reclassification of the distributions paid to common stockholders from net investment income to return of capital in 2001 and 2002.

(f)	Presentation of distributions paid to preferred shareholders has been changed from prior financial reports filed by the Fund due to the reclassification from Distribution Section to Total from investment operations in 2001 and 2002.

(g)	Not annualized

#	Calculation is based on average shares outstanding during the indicated period due to the per share effect of the Fund’s rights offerings.

†	For information purposes only. Taxes are calculated on a calendar year, where as this data is calculated on a fiscal year ended 10/31.

See accompanying notes.

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.

Information Regarding Senior Securities

	As of October 31,

	2003	2002	2001	2000	1999

Total Amount Outstanding:
Indebtedness	$—	$—	$—	$71,000,000	$50,000,000
Preferred stock	40,000,000	56,500,000	75,000,000	—	—
Asset Coverage:
Per Indebtedness(a)	N/A	N/A	N/A	330%	472%
Per preferred stock share(b)	285%	187%	215%	N/A	N/A
Involuntary Liquidation Preference:
Per preferred stock share(c)	$25,000	$25,000	$25,000	N/A	N/A
Approximate Market Value:
Per note	N/A	N/A	N/A	N/A	N/A
Per preferred stock share	$25,000	$25,000	$25,000	N/A	N/A

(a)	Calculated by subtracting the Fund’s total liabilities (not including bank loans and senior securities) from the Fund’s total assets and dividing such amount by the principal amount of the debt outstanding.
(b)	Calculated by subtracting the Fund’s total liabilities (not including bank loans and senior securities) from the Fund’s total assets and dividing such amount by the principal amount of the debt outstanding and aggregate liquidation preference of the outstanding shares of Taxable Auction Rate Preferred Stock.
(c)	Plus accumulated and unpaid dividends.

See accompanying notes.

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)
APRIL 30, 2004

(1)	Organization and Operations:
   Prospect Street High Income Portfolio, Inc. (the “Fund”) was organized as a corporation in the state of Maryland on May 13, 1988, and is registered with the Securities and Exchange Commission as a diversified, closed-end, management investment company under the Investment Company Act of 1940. The Fund commenced operations on December 5, 1988. The Fund’s financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require the management of the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry.

   The Fund invests primarily in securities of fixed-maturity, corporate debt securities and redeemable preferred stocks that are rated less than investment grade. Risk of loss upon default by the issuer is significantly greater with respect to such securities compared to investment-grade securities because these securities are generally unsecured and are often subordinated to other creditors of the issuer, and because these issuers usually have high levels of indebtedness and are more sensitive to adverse economic conditions, such as a recession, than are investment-grade issuers. In some cases, the collection of principal and timely receipt of interest is dependent upon the issuer attaining improved operating results, selling assets or obtaining additional financing.

   See the Schedule of Investments for information on individual securities, as well as industry diversification and credit quality ratings.

(2)	Significant Accounting Policies:

(a) Valuation of Investments
   Investments for which listed market quotations are readily available are stated at market value, which is determined by using the last reported sale price or, if no sales are reported, as in the case of some securities traded over-the-counter, the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value.

   Other investments, which comprise the major portion of the Fund’s portfolio holdings, are primarily non-investment grade corporate debt securities, for which market quotations are not readily available due to a thinly traded market with a limited number of market makers. These investments are stated at fair value on the basis of subjective valuations furnished by an independent pricing service or broker dealers, subject to review and adjustment by Highland Capital Management, L.P. (“Highland,” or “Investment Advisor”) based upon quotations obtained from market makers. The independent pricing service determines value based primarily on quotations from dealers and brokers, market transactions, accessing data from quotation services, offering sheets obtained from dealers and various relationships between securities. The independent pricing service utilizes the last sales price based on odd-lot trades, if available. If such price is not available, the price furnished is based on round-lot or institutional size trades. For securities in which there is no independent price from a pricing service or from round-lot or institutional size trades, they are fair valued priced in good faith by the Board of Directors.

   The fair value of restricted securities is determined by the Investment Advisor pursuant to procedures approved by the Board of Directors.

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Credit Risk
   Credit risk is the risk that the issuer of a security owned by the Fund will be unable to pay the interest or principal when due. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Interest Rate Risk
   Interest rate risk is the risk that prices of securities owned by the Fund generally increase when interest rates decline and decrease when interest rates increase.

(b) Security Transactions and Related Investment Income
   Realized gains and losses on investments sold are recorded on the identified-cost basis. Interest income and accretion of discounts are recorded on the accrual basis. It is the Fund’s policy to place securities on non-accrual status when collection of interest is doubtful.

(c) Federal Income Taxes
   It is the Fund’s policy to comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its investment company taxable income to its stockholders each year. Therefore, no Federal income tax provision is required. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes. It is the Fund’s practice to first select for sale those securities that have the highest cost and also qualify for long-term capital gain or loss treatment for tax purposes.

   At October 31, 2003, the Fund had the following capital loss carryovers available to offset future capital gains, if any, to the extent provided by regulations:

Carryover
Available	Expiration Date

$4,688,248	October 31, 2006
37,335,815	October 31, 2007
35,790,515	October 31, 2008
36,946,575	October 31, 2009
15,212,478	October 31, 2010
26,672,562	October 31, 2011

$156,646,193

(d) Cash Flow Information
   The Fund invests primarily in corporate debt securities and distributes dividends from net investment income, which are paid in cash or shares of common stock of the Fund. These activities are reported in the accompanying statement of changes in net assets, and additional information on cash receipts and cash payments is presented in the accompanying statement of cash flows.

(e) Cash and Cash Equivalents
   The company considers all highly liquid investments purchased with initial maturity equal to or less than three months to be cash equivalents.

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(3)	Investment Advisory Agreement:
   Highland Capital Management, L.P. (“Highland,” or “Investment Advisor”) earned $387,909 in management fees for the period from November 1, 2003 to April 30, 2004. Management fees paid by the Fund to Highland were calculated at .65% (on an annual basis) of the average weekly net asset value, defined as total assets of the Fund less accrued liabilities (excluding the principal amount of the bank loan, notes and including the liquidation preference of any share of preferred stock and accrued and unpaid dividends on any shares of preferred stock up to and including $175,000,000 of net assets, .55% on the next $50,000,000 of net assets and ..50% of the excess of net assets over $225,000,000). On April 30, 2004, the fee payable to the investment advisor was $76,364, which is included in the accompanying statement of assets and liabilities.

(4) Purchases and Sales Of Securities:

   For the period ended April 30, 2004, the aggregate cost of purchases and proceeds from sales of investment securities other than U.S. Government obligations and short-term investments aggregated approximately $80,900,040 and $78,240,806, respectively. There were no purchases or sales of U.S. Government obligations for the period ended April 30, 2004.

   The Investment Advisor and its affiliates manage other accounts, including registered and private funds and individual accounts, that also invest in high yield fixed-income securities. Although investment decisions for the Fund are made independently from those of such other accounts, investments of the type the Fund may make may also be made on behalf of such other accounts. When the Fund and one or more of such other accounts is prepared to invest in, or desires to dispose of, the same security, available investments or opportunities for each will be allocated in a manner believed by the Investment Advisor to be equitable to the fund and such other accounts. The Investment Advisor also may aggregate orders to purchase and sell securities for the Fund and such other accounts. Although the Investment Advisor believes that, over time, the potential benefits of participating in volume transactions and negotiating lower transaction costs should benefit all accounts including the Fund, in some cases these activities may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund.

(5) Certain Transactions:

   Certain officers of the Investment Advisor serve on the Board of Directors of the Fund. They receive no compensation in this capacity.

   Directors who are not officers or employees of the Investment Advisor receive fees of $10,000 per year plus $2,000 per Directors’ meeting attended, together with the reimbursement of actual out-of-pocket expenses incurred relating to attendance at such meetings and $1,000 per conference call meeting. In addition, members of the Fund’s audit committee, which consists of certain of the Fund’s noninterested Directors, receive $1,000 per audit committee meeting attended, together with the reimbursement of actual out-of-pocket expenses incurred relating to attendance at such meeting. For the period from November 1, 2003 to April 30, 2004, the Fund incurred Board of Directors fees and expenses of $58,630.

(6) Dividends and Distributions:

   Distributions on common stock are declared based on annual projections of the Fund’s net investment income (defined as dividends and interest income, net of Fund expenses). The Fund plans to pay monthly distributions to common shareholders. As a result of market conditions or investment decisions, the amount of distributions may

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

exceed net investment income earned at certain times throughout the period. It is anticipated that, on an annual basis, the amount of distributions to common shareholders will not exceed net investment income (as defined) allocated to common shareholders for income tax purposes. All shareholders of the Fund are automatically considered participants in the Dividend Reinvestment Plan (the “Plan”) unless they elect to do otherwise. Under the Plan, when the market price of common stock is equal to or exceeds the net asset value on the record date for distributions, participants will be issued shares of common stock at the most recently determined net asset value, but in no event less than 95% of the market price, and when the net asset value of the common stock exceeds its market price, or if the Fund declares a dividend or capital gains distribution payable only in cash, the dividend-paying agent will buy the common stock in the open market for the participants’ accounts. Participants are not charged a service fee for the Plan but are subject to a pro rata share of brokerage fees incurred with respect to open market purchases of common stock.

   For the year ended October 31, 2003, the tax character of distributions paid by the Fund were as follows:

Distributions from net investment income	$8,925,842
Distributions from paid in capital	0

$8,925,842

   The tax character of distributions paid during the fiscal year ended October 31, 2003 was identical to those distributions reported in the Statement of Changes in Net Assets. Additionally, as of October 31, 2003 the components of accumulated earnings/(deficit) on a tax basis were identical to those reported in the Statement of Assets and Liabilities.

   The following is the history of the Fund’s calendar year distributions and their composition to common stockholders in calendar years 1999 through 2003.

	2003	2002	2001	2000	1999

Distributions to Shareholders	$0.31	$0.72	$0.90	$0.98	$1.25
Composition of Distributions*
Ordinary Income	100%	58%	77%	100%	100%
Return of Capital	0%	42%	23%	0%	0%
Capital Gains	0%	0%	0%	0%	0%

Total	100%	100%	100%	100%	100%

Ordinary Income	$0.31	$0.42	$0.70	$0.98	$1.25
Return of Capital	$—	$0.30	$0.20	$—	$—
Capital Gains	$—	$—	$—	$—	$—

Total	$0.31	$0.72	$0.90	$0.98	$1.25

*	Distributions and their composition may differ for stockholders who bought or sold shares mid-year.

(7) Preferred Stock:

   On March 16, 2001, the Fund issued 3,000 shares each of Series W Auction Rate Cumulative “Preferred Shares” with $.01 par value, $25,000 liquidation preference, for a total issuance of $75,000,000. As of April 30,

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

2004, 1,600 Preferred Shares were outstanding. The Fund may reborrow amounts in the future to increase its use of leverage which will be consistent with the limitations imposed by the Investment Company Act of 1940. Significant provisions of Series W cumulative preferred shares follow.

Redemption
   Shares of preferred stock are not subject to any sinking fund, but are subject to mandatory redemption under certain circumstances. If the Fund does not timely cure a failure to meet certain asset coverages as defined in the prospectus or timely filing requirements, the Preferred Shares are subject to mandatory redemption out of funds legally available in accordance with the Charter and applicable law, at a redemption price of $25,000 per share plus an amount equal to accumulated but unpaid dividends thereon, whether or not earned or declared to the date fixed for redemption. In addition, the Fund at its option may redeem Preferred Shares having a dividend period of one year or less at this same redemption price to the extent permitted under the 1940 Act and Maryland law. Any Preferred Shares repurchased or redeemed by the Fund will be classified as authorized but unissued Preferred Shares. The Preferred Shares have no preemptive, exchange or conversion rights. The Fund will not issue any class of stock senior to or on a parity with the preferred stock.

Dividends
   The Preferred Shares pay dividends based on a rate set at auctions, normally held every seven days. In most instances dividends are payable every seven days, on the first business day following the end of the dividend period. The dividend payment date for special dividend periods of more than seven days are set out in a notice designating a special dividend period. Dividends are cumulative from the date the shares are first issued and will be paid out of legally available funds. At April 30, 2004 the rate on the Preferred Shares was 1.16%.

   In general, when the Fund has any Preferred Shares outstanding, the Fund may not pay any dividend or distribution in respect of Common Stock unless the Fund has paid all cumulative dividends on Preferred Shares.

Voting Rights
   The Fund’s Preferred Shares and Common Stock have equal voting rights of one vote per share and vote together as a single class. The Preferred Shares and Common Stock vote as a separate class on other matters as required under the Fund’s Charter, the 1940 Act and Maryland law.

Liquidation
   In the event of a liquidation of the Fund, whether voluntary or involuntary, the holders of the Preferred Shares are entitled to receive, prior to and in preference to any distribution of any of the assets of the Fund available for distribution to common stockholders, a liquidation preference in the amount of $25,000 for each share outstanding plus an amount equal to all dividends thereon, whether or not earned or declared, accumulated but unpaid to and including the date of final distribution. After the payment to the holders of Preferred Shares of the full preferential amounts, the holders of Preferred Shares will have no right or claim to any of the remaining assets of the Fund.

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(8)	Restricted Securities:

Name	Description	Acquisition Date	Cost of Security

AA/ Ft. Worth HQ Finance Trust	Bond	9/26/2003	1,155,000
Alamosa Delaware	Bond	12/10/2003	2,160,000
American Achievement	Bond	3/17/2004	1,500,000
Amscan Holdings Inc.	Bond	4/27/2004	2,000,000
ATA Holdings Corp.	Bond	2/3/2004	600,000
Boyd Gaming Corp	Bond	3/31/2004	1,000,000
Commonwealth Brands, Inc.	Bond	5/1/2003	$1,000,000
Danka	Bond	7/22/2003	1,975,000
Dex Media West, Inc.	Bond	8/15/2003	1,000,000
Epic Resorts	Warrants	6/30/1998	—
Huntsman Advanced Materials	Bond	6/23/2003	2,000,000
IMCO Recycling	Bond	10/02/2003	1,490,745
Jacuzzi Brands	Bond	6/30/2003	500,000
Kraton Polymers LLC	Bond	12/11/2003	500,000
Majestic Star Casino LLC	Bond	9/26/2003	1,000,000
Merisant Co.	Bond	4/22/2004	1,975,000
Millicom Int’l Cellular	Bond	11/19/2003	1,000,000
National Beef	Bond	7/31/2003	750,000
NTL Cable PLC	Bond	4/5/2004	500,000
New World Restaurant	Bond	6/27/2003	2,000,000
Orbital Imaging Corp.	Warrants	1/24/2000	90,000
O’Sullivan	Warrants	6/16/2000	88,381
Pliant Corporation	Bond	5/22/2003	1,000,000
Primus Telecommunications Group	Bond	1/13/2004	750,000
Reliant Resources, Inc.	Bond	9/10/2003	1,845,000
Rockwood Specialties	Bond	7/9/2003	500,000
Rural Cellular Corp	Bond	3/17/2004	250,000
SBA Communications Group	Bond	12/08/2003	495,929
Sealy Mattress Co.	Bond	3/30/2004	2,000,000
Tekni-Plex Incorporated	Bond	11/12/2003	1,000,000
United Agri Products	Bond	12/11/2003	500,000
Vail Resorts	Bond	1/15/2004	500,000
WII Components, Inc.	Bond	2/12/2004	1,000,000
Windsor Woodmont	Warrants	5/1/2002	250

   The Fund’s acquisition and valuation policy described in footnotes 1, and 2(a) is applicable to restricted securities. Additionally, there are no rights to demand registration of the restricted securities.

(9)	New Share Issuance
   Pursuant to a registration statement filed with the Securities and Exchange Commission on March 10, 2004, the Fund has registered 1,420,000 shares of the Fund’s common stock which may be issued and sold from time to time through B. Riley & Co., Inc., its designated agent. The common stock will be sold at-the-market through trading transactions on the New York Stock Exchange, subject to a minimum price to be established each day by the Fund. The minimum price on any day will not be less than the current net asset value per share of common

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

stock plus any sales commission to be paid for the purchase of such shares. If the common stock price is at a discount to net asset value, shares will not be issued. For the period ended April 30, 2004, the Fund issued 120,000 shares with total proceeds of $369,996.

(10)	Subsequent Events
   On May 11, 2004, the Board of Directors declared a dividend of $.0275 per common share, payable on the last business day for the month of May 2004.

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.

Investment Advisor

Highland Capital Management, L.P.
13455 Noel Road,
Suite 1300
Dallas, TX 75240

Officers

James Dondero — President
Mark Okada — Executive Vice-President
R. Joseph Dougherty — Senior Vice-President
M. Jason Blackburn — Secretary & Treasurer

Directors
James Dondero
Timothy Hui
Scott Kavanaugh
James Leary
Bryan Ward

Legal Advisor

Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, NY 10038-4982

Auditors

Deloitte & Touche LLP
JPMorgan Chase Tower, Suite 1600
Dallas, TX 75201

Transfer and Shareholders’ Servicing Agent

American Stock Transfer & Trust Company
59 Maiden Lane
New York, NY 10038
www.amstock.com
(800) 937-5449

Custodian

State Street Bank and Trust Company

Symbol: PHY

Facts for Shareholders:

Prospect Street High Income Portfolio, Inc. is listed on the New York Stock Exchange under the symbol “PHY”. The Wall Street Journal and Wall Street Journal Online publish Friday’s closing net asset value of the Fund every Monday and lists the market price of the Fund daily. They are also published in Barron’s Market Week every Saturday. Our website is www.prospectstreet.net. A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, by calling (877) 532-2834.
Questions Regarding Your Account: Please telephone American Stock Transfer & Trust Company at their toll free number 1-800-937-5449 Monday through Friday from 9:00 a.m. to 5:00 p.m. e.s.t.

Written Correspondence Regarding Your Account: Please mail all correspondence directly to Prospect Street High Income Portfolio, Inc., c/o American Stock Transfer & Trust Company, P.O. Box 922, Wall Street Station, New York, NY 10269.

Item 2. Code of Ethics.

     Not applicable.

Item 3. Audit Committee Financial Expert.

     Not applicable.

Item 4. Principal Accountant Fees and Services.

     Not applicable.

Item 5. Audit Committee of Listed Registrants.

     Not applicable.

Item 6. Schedule of Investments.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

     Not applicable.

Item 8. Purchase of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

     Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

     The Registrant has a Nominating Committee (the “Committee”) of the Board of Directors (the “Board”) responsible for selecting and nominating persons as members of the Board for election or appointment by the Board and for election by stockholders. The Committee has adopted a Nominating Committee Charter (the “Charter”), pursuant to which the Committee will consider recommendations for nominees from stockholders submitted to the Secretary of the Registrant, Two Galleria Tower, 13455 Noel Road, Dallas, Texas 75240. In evaluating potential nominees, including any nominees recommended by stockholders, the Committee takes into consideration various factors including character and integrity, business and professional experience, and whether the Committee believes the person has the ability to apply sound and independent business judgment and would act in the interest of the Registrant and its stockholders. Submissions must include all information relating to the recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee. Submissions must be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the stockholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 10. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recently ended fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 11. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Prospect Street High Income Portfolio, Inc.

By:	/s/ James D. Dondero

James D. Dondero
Chief Executive Officer

Date: June 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ James D. Dondero

James D. Dondero
Chief Executive Officer

Date: June 29, 2004

By:	/s/ M. Jason Blackburn

M. Jason Blackburn
Chief Financial Officer

Date: June 29, 2004

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)